UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21359

Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor
New York, NY 10166
 (Address of principal executive offices) (Zip code)

Clifford D. Corso
200 Park Avenue, 7th Floor
New York, NY 10166
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 527-1800

Date of fiscal year end: July 31

Date of reporting period: August 1, 2016 to October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.8%
California - 24.6%
Bay Area Toll Authority Revenue Bonds
1.88% due 04/01/36[1]	$ 2,000,000	$ 2,032,120
California Health Facilities Financing Authority Revenue Bonds
5.88% due 08/15/31	1,500,000	1,748,880
California Pollution Control Financing Authority Revenue Bonds, AMT
5.00% due 07/01/30[2]	1,000,000	1,130,610
California Statewide Communities Development Authority Revenue Bonds
1.35% due 04/01/36[1]	2,500,000	2,289,000
Desert Community College District General Obligation Unlimited, (AGM)
0.00% due 08/01/46[3]	3,750,000	767,662
Hartnell Community College District General Obligation Unlimited
0.00% due 08/01/42[3]	12,640,000	4,336,910
Los Angeles County Public Works Financing Authority Revenue Bonds
4.00% due 08/01/42	1,000,000	1,075,890
Los Angeles Unified School District General Obligation Unlimited
5.00% due 01/01/34	2,525,000	2,774,824
Northern California Gas Authority No 1 Revenue Bonds
1.29% due 07/01/27[1]	3,760,000	3,539,326
Sacramento County Sanitation Districts Financing Authority Revenue Bonds,
(AGC-ICC FGIC)
1.09% due 12/01/35[1]	3,500,000	3,294,620
San Bernardino City Unified School District General Obligation Unlimited,
(AGM)
5.00% due 08/01/28	1,000,000	1,180,760
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/38[3]	3,145,000	1,124,054
Total California		25,294,656
Texas - 14.2%
Fort Bend County Industrial Development Corp. Revenue Bonds
4.75% due 11/01/42	1,000,000	1,054,340
Lower Colorado River Authority Revenue Bonds
6.25% due 05/15/18[4]	1,995,000	2,158,450
6.25% due 05/15/18[4]	5,000	5,405
Matagorda County Navigation District No 1 Revenue Bonds, (AMBAC)
5.13% due 11/01/28	2,515,000	3,133,413
North Texas Tollway Authority Revenue Bonds
5.00% due 01/01/45	2,500,000	2,857,525
5.63% due 01/01/18[4]	905,000	954,594
5.00% due 01/01/24	500,000	608,540
5.63% due 01/01/33	225,000	236,282
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.00% due 10/01/43	2,000,000	2,228,140
5.00% due 11/15/52	940,000	1,058,741

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued		October 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.8% (continued)
Texas - 14.2% (continued)
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds,
(AGC)
5.75% due 07/01/18	$ 335,000	$ 352,199
Total Texas		14,647,629
Massachusetts - 11.7%
Commonwealth of Massachusetts General Obligation Unlimited, (BHAC-CR
FGIC)
1.08% due 05/01/37[1]	1,800,000	1,709,172
Massachusetts Bay Transportation Authority Revenue Bonds
0.00% due 07/01/32[3]	4,000,000	2,532,520
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 07/15/40	2,145,000	2,957,118
5.00% due 07/01/37	1,000,000	1,122,020
Massachusetts Educational Financing Authority Revenue Bonds
5.38% due 07/01/25	665,000	735,330
Massachusetts Educational Financing Authority Revenue Bonds, AMT
4.70% due 07/01/26	905,000	936,322
Massachusetts Health & Educational Facilities Authority Revenue Bonds
6.25% due 07/01/30	1,000,000	1,132,700
Massachusetts Housing Finance Agency Revenue Bonds, AMT
5.10% due 12/01/27	950,000	964,583
Total Massachusetts		12,089,765
Florida - 10.3%
County of Broward Revenue Bonds, AMT, (AGM)
5.00% due 04/01/38	1,000,000	1,115,210
JEA Water & Sewer System Revenue Bonds
4.00% due 10/01/41	1,500,000	1,528,155
Miami-Dade County Educational Facilities Authority Revenue Bonds
5.00% due 04/01/42	2,000,000	2,257,780
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	625,000	710,050
School Board of Miami-Dade County Certificate Participation, (AGC)
5.38% due 02/01/19[4]	1,500,000	1,644,915
Seminole Tribe of Florida Inc. Revenue Bonds
5.25% due 10/01/27[2]	1,000,000	1,028,260
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/42	1,000,000	1,134,560
Town of Davie Revenue Bonds
6.00% due 04/01/42	1,000,000	1,208,090
Total Florida		10,627,020
Louisiana - 9.1%
Lafayette Consolidated Government Revenue Bonds, (AGM)
5.00% due 11/01/31	1,000,000	1,164,350

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued		October 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.8% (continued)
Louisiana - 9.1% (continued)
Louisiana Local Government Environmental Facilities & Community
Development Auth Revenue Bonds
6.75% due 11/01/32	$ 3,000,000	$ 3,159,180
Louisiana Public Facilities Authority Revenue Bonds
3.50% due 06/01/30	1,200,000	1,226,496
5.25% due 11/01/30	1,000,000	1,110,240
Louisiana Public Facilities Authority Revenue Bonds, (AGM)
5.00% due 06/01/42	800,000	900,864
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
5.00% due 05/01/43	1,600,000	1,807,696
Total Louisiana		9,368,826
Illinois - 7.9%
Chicago O'Hare International Airport Revenue Bonds
5.50% due 01/01/31	1,750,000	2,010,697
Chicago O'Hare International Airport Revenue Bonds, AMT
5.00% due 01/01/35	750,000	844,538
Illinois Finance Authority Revenue Bonds
5.50% due 04/01/37	2,000,000	2,012,300
Metropolitan Pier & Exposition Authority Revenue Bonds
5.00% due 06/15/42	2,000,000	2,126,520
Railsplitter Tobacco Settlement Authority Revenue Bonds
6.00% due 06/01/28	1,000,000	1,174,610
Total Illinois		8,168,665
Michigan - 7.8%
Detroit Wayne County Stadium Authority Revenue Bonds, (AGM)
5.00% due 10/01/26	500,000	557,800
Michigan Finance Authority Revenue Bonds
5.00% due 12/01/31	1,000,000	1,149,890
5.00% due 07/01/44	1,030,000	1,145,422
5.00% due 11/15/41	1,000,000	1,128,690
5.00% due 11/01/44	1,000,000	1,120,620
Michigan State Building Authority Revenue Bonds
5.00% due 04/15/36	2,500,000	2,946,175
Total Michigan		8,048,597
Arizona - 7.7%
Arizona Health Facilities Authority Revenue Bonds
1.38% due 01/01/37[1]	3,500,000	3,269,315
2.48% due 02/01/48[1]	2,000,000	2,037,240
Glendale Municipal Property Corp. Revenue Bonds
5.00% due 07/01/33	1,250,000	1,449,038
Industrial Development Authority of the City of Phoenix Revenue Bonds
5.25% due 06/01/34	1,000,000	1,163,820
Total Arizona		7,919,413

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued		October 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.8% (continued)
New York - 7.6%
Metropolitan Transportation Authority Revenue Bonds
5.00% due 11/15/43	$ 2,000,000	$ 2,316,440
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/45	930,000	1,075,368
New York State Dormitory Authority Revenue Bonds
5.00% due 07/01/32	1,000,000	1,120,520
5.25% due 07/01/17[4]	400,000	411,872
Triborough Bridge & Tunnel Authority Revenue Bonds
0.00% due 11/15/31[3]	2,750,000	1,731,758
Troy Industrial Development Authority Revenue Bonds
5.00% due 09/01/31	1,000,000	1,134,910
Total New York		7,790,868
Pennsylvania - 7.0%
City of Philadelphia General Obligation Unlimited, (AGC)
5.38% due 08/01/30	1,110,000	1,226,783
County of Allegheny General Obligation Unlimited, (AGM)
1.06% due 11/01/26[1]	1,750,000	1,706,372
County of Lehigh Revenue Bonds
4.00% due 07/01/43	1,000,000	1,034,270
Delaware River Port Authority Revenue Bonds
5.00% due 01/01/27	1,500,000	1,690,935
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
5.00% due 05/01/37	1,000,000	1,026,990
State Public School Building Authority Revenue Bonds
5.00% due 04/01/32	500,000	538,200
Total Pennsylvania		7,223,550
New Jersey - 6.2%
New Jersey Economic Development Authority Revenue Bonds
2.23% due 03/01/28[1]	3,000,000	2,822,160
5.00% due 07/01/32	500,000	477,985
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/43	1,070,000	1,226,252
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00% due 06/15/42	1,750,000	1,880,883
Total New Jersey		6,407,280
Tennessee - 4.5%
Knox County Health Educational & Housing Facility Board Revenue Bonds
5.25% due 04/01/27	2,500,000	2,540,325
Metropolitan Nashville Airport Authority Revenue Bonds
5.20% due 07/01/26	560,000	596,781

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued		October 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.8% (continued)
Tennessee - 4.5% (continued)
Metropolitan Nashville Airport Authority Revenue Bonds, AMT
5.00% due 07/01/43	$ 1,310,000	$ 1,488,147
Total Tennessee		4,625,253
Connecticut - 4.3%
City of Bridgeport General Obligation Unlimited, (AGM)
5.00% due 10/01/25	2,535,000	3,039,617
Connecticut State Health & Educational Facility Authority Revenue Bonds
5.00% due 07/01/45	1,250,000	1,421,000
Total Connecticut		4,460,617
Wyoming - 3.9%
County of Sweetwater Revenue Bonds
5.60% due 12/01/35	4,000,000	4,014,440
Washington - 3.3%
Spokane Public Facilities District Revenue Bonds
5.00% due 12/01/38	1,000,000	1,145,530
Tes Properties Revenue Bonds
5.63% due 06/01/19[4]	1,000,000	1,116,580
Washington Higher Education Facilities Authority Revenue Bonds
5.25% due 04/01/43	1,000,000	1,150,440
Total Washington		3,412,550
Ohio - 3.2%
American Municipal Power Inc. Revenue Bonds
5.00% due 02/15/42	2,000,000	2,279,960
Ohio Air Quality Development Authority Revenue Bonds
5.63% due 06/01/18	1,000,000	1,021,500
Total Ohio		3,301,460
Iowa - 3.2%
Iowa Finance Authority Revenue Bonds
5.00% due 08/15/29	1,090,000	1,231,460
Iowa Tobacco Settlement Authority Revenue Bonds
5.60% due 06/01/34	2,000,000	2,006,320
Total Iowa		3,237,780
Vermont - 2.9%
Vermont Student Assistance Corp. Revenue Bonds
3.86% due 12/03/35[1]	2,800,000	3,006,836
Mississippi - 2.7%
County of Warren Revenue Bonds
6.50% due 09/01/32	1,000,000	1,093,030

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued		October 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.8% (continued)
Mississippi - 2.7% (continued)
State of Mississippi Revenue Bonds
5.00% due 10/15/35	$ 1,500,000	$ 1,722,495
Total Mississippi		2,815,525
Alabama - 2.3%
Alabama Special Care Facilities Financing Authority Revenue Bonds
5.00% due 06/01/32	2,000,000	2,325,140
Colorado - 2.2%
City & County of Denver CO Airport System Revenue Bonds
5.00% due 11/15/43	1,000,000	1,141,610
Colorado Health Facilities Authority Revenue Bonds
5.25% due 01/01/45	1,000,000	1,115,540
Total Colorado		2,257,150
Kentucky - 2.1%
County of Owen Revenue Bonds
5.63% due 09/01/39	1,000,000	1,089,340
Kentucky Economic Development Finance Authority Revenue Bonds
5.63% due 08/15/27	1,000,000	1,071,380
Total Kentucky		2,160,720
District of Columbia - 2.0%
District of Columbia Housing Finance Agency Revenue Bonds, (FHA 542(C))
5.10% due 06/01/37	1,970,000	2,016,098
Delaware - 1.6%
Delaware State Economic Development Authority Revenue Bonds
5.40% due 02/01/31	1,500,000	1,680,180
Nevada - 1.6%
Las Vegas Valley Water District General Obligation Ltd
5.00% due 06/01/31	1,435,000	1,647,466
Rhode Island - 1.4%
Rhode Island Convention Center Authority Revenue Bonds, (AGC)
5.50% due 05/15/27	1,300,000	1,440,101
Arkansas - 1.4%
Arkansas Development Finance Authority Revenue Bonds
2.18% due 09/01/44[1]	1,400,000	1,399,258
Virginia - 1.4%
Washington County Industrial Development Authority Revenue Bonds
7.50% due 07/01/29	1,250,000	1,393,813
Alaska - 1.1%
City of Anchorage Electric Revenue Revenue Bonds
5.00% due 12/01/41	1,000,000	1,164,330

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued		October 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 165.8% (continued)
Wisconsin - 1.1%
WPPI Energy Revenue Bonds
5.00% due 07/01/37	$ 1,000,000	$ 1,160,480
South Carolina - 1.1%
South Carolina State Public Service Authority Revenue Bonds
5.00% due 12/01/48	1,000,000	1,157,020
New Hampshire - 1.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/34	1,000,000	1,137,970
Hawaii - 1.1%
Hawaii Pacific Health Revenue Bonds
5.63% due 07/01/30	1,000,000	1,136,810
Oklahoma - 1.1%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 02/15/34	1,000,000	1,115,110
West Virginia - 0.6%
West Virginia Economic Development Authority Revenue Bonds, AMT
2.88% due 12/15/26	600,000	589,878
Maryland - 0.5%
Maryland Economic Development Corp. Revenue Bonds
5.75% due 09/01/25	500,000	507,035
Total Municipal Bonds
(Cost 158,688,497)		170,749,289
Total Investments - 165.8%
(Cost $158,688,497)		$170,749,289
Other Assets & Liabilities, net - (65.8)%		(67,753,589)
Total Net Assets - 100.0%		$102,995,700

†† Value determined based on Level 2 inputs – See Note 1.
1  Variable rate security. Rate indicated is rate effective at October 31, 2016.
2  Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,158,870 (cost $2,029,317), or 2.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
3  Zero coupon rate security.
4  The bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.
AGC	Insured by Assured Guaranty Corporation
AGM	Insured by Assured Guaranty Municipal Corporation

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued		October 31, 2016

AMBAC	Insured by Ambac Assurance Corporation
AMT	Income from this security is a preference item under the Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
FHA	Guaranteed by Federal Housing Administration

The following table summarizes the inputs used to value the Fund's net assets as of October 31, 2016 (See Note 1 in the Notes to Portfolio of Investments):

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Municipal Bonds	$—	$170,749,289	$—	$170,749,289

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuations levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended October 31, 2016, there were no transfers between levels.
See notes to portfolio of investments.

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

For information on the Managed Duration Investment Grade Municipal Fund's (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to Cutwater's valuation committee (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities or other assets.
The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Cutwater Investor Services Corp. (the “Adviser”), pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).
There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or

MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND | 9

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2016

based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).
The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended October 31, 2016.
2. Federal Income Taxes
As of October 31, 2016, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of	Gross Tax	Gross Tax	Net Tax
Investments for	Unrealized	Unrealized	Unrealized
Tax Purposes	Appreciation	Depreciation	Appreciation
$158,688,497	$12,634,368	$(573,576)	$12,060,792

10 | MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Duration Investment Grade Municipal Fund

By (Signature and Title)* /s/ Clifford D. Corso
                                              Clifford D. Corso, President and Chief Executive Officer
                                           (principal executive officer)

Date  12/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford D. Corso
                                           Clifford D. Corso, President and Chief Executive Officer
                                           (principal executive officer)

Date  12/22/2016

By (Signature and Title)* /s/ Thomas E. Stabile
                                            Thomas E. Stabile, Treasurer
                                            (principal financial officer)

Date  12/22/2016

* Print the name and title of each signing officer under his or her signature.